Derivatives - Outstanding Derivative Instruments (Details) - Level 3 - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	$ 0	$ 0
Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	10	10
Derivative Liabilities	$ 1	$ 1